Certain Balance Sheet Items Other current assets (Details) - USD ($)	Dec. 31, 2020	Jun. 01, 2020	Mar. 23, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense	$ 421,000	$ 150,000	$ 150,000	$ 23,000
Prepaid Insurance and services	158,000			184,000
Transition service agreement, related party	115,000			345,000
Deferred Cost - service contracts	99,000			118,000
Other	14,000			0
Other Assets, Current	$ 807,000			$ 670,000